Loss per share	12 Months Ended
Mar. 31, 2020
Loss per share
Loss per share

18.  Loss per share

Basic loss per share amounts are calculated by dividing net loss for the year attributable to ordinary equity holders by the weighted average number of ordinary shares outstanding during the year.

Diluted loss per share amounts are calculated by dividing the net loss attributable to ordinary equity holders by the weighted average number of ordinary shares outstanding during the year plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares.

The following reflects the income and share data used in the basic and diluted loss per share computations:

	March 31,
	2018	2019	2020
Loss attributable to ordinary shareholders – Basic	(3,993,140)	(1,148,203)	(833,808)
Weighted average number of ordinary shares outstanding used in computing basic/diluted loss per share	34,301,152	43,543,991	46,477,249
Basic loss per share	(116.41)	(26.37)	(17.94)

The following reflects the income and share data used in the diluted loss per share computations:

	March 31,
	2018	2019	2020
Loss attributable to ordinary shareholders—Basic	(3,993,140)	(1,148,203)	(833,808)
Add: Loss attributable to non-controlling interest	—	(45,392)	—
Loss attributable to ordinary shareholders—Dilutive	(3,993,140)	(1,193,595)	(833,808)
Weighted average number of ordinary shares outstanding used in computing diluted loss per share	34,301,152	44,286,393	46,477,249

Diluted loss per share	(116.41)	(26.95)	(17.94)

Refer to Note 29 for the detailed movement in share capital during the financial year.

Loss attributable to shareholders is allocated equally for each class of share.

At March 31, 2020, 5,258 ordinary shares (March 31, 2019: 137,785 and March 31, 2018: 993,737),  issuable against employee share options and restricted share, 742,402 ordinary shares (March 31, 2019: Nil and March 31, 2018: 742,402) issuable against conversion right with subsidiary’s equity shares and Nil ordinary shares (March 31, 2019: 34 and March 31, 2018: 791), issuable against equity instruments, were excluded from the diluted weighted average number of ordinary shares calculation as their effect would have been anti-dilutive. The Company also excludes options with exercise prices that are greater than the average market price from the calculation of diluted EPS because their effect would be anti-dilutive.

For calculation of diluted EPS, since the exercise price of share warrants is greater than fair market value, these are assumed to be out of money and considered not to be exercisable as on balance sheet date. These potential ordinary shares are not considered for calculation of dilutive impact of earning per share.

There have been no other transactions involving ordinary shares or potential ordinary shares between the reporting date and the date of completion of these financial statements , other than the one disclosed in note 46.